Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 11,085,548	$ 3,325,990	$ 3,247,543
Cost of revenues		(5,467,947)	(1,533,099)	(1,972,633)
Gross profit		5,617,601	1,792,891	1,274,910
Operating expenses
Selling and marketing expenses		(1,542,136)	(149,891)	(207,977)
General and administrative expenses		(1,826,170)	(1,098,152)	(514,387)
Total operating expenses		(3,368,306)	(1,248,043)	(722,364)
Income from operations		2,249,295	544,848	552,546
Other income, net
Foreign exchange transaction gains (losses)		2,263	2,419	(8,564)
Interest expense		(20,168)	(19,628)	(21,299)
Interest income		300	203	341
Government grants		64,658	29,990	76,017
Sundry income		23,856	17,766	18,677
Total other income, net		70,909	30,750	65,172
Income before income tax expenses		2,320,204	575,598	617,718
Income tax expenses		(531,802)	(174,064)	(81,164)
Net income		1,788,402	401,534	536,554
Other comprehensive income
Foreign currency translation adjustments		112,271	3,971	776
Total comprehensive income		$ 1,900,673	$ 405,505	$ 537,330
Earnings per share:
Basic		$ 0.17	$ 0.04	$ 0.05
Diluted		$ 0.17	$ 0.04	$ 0.05
Weighted average number of ordinary shares outstanding:
Ordinary shares - Basic	[1]	10,791,096	10,000,000	10,000,000
Ordinary shares - Diluted	[1]	10,791,096	10,000,000	10,000,000
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 11,085,548	$ 3,325,990	$ 3,217,515
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues				$ 30,028

[1]	Retrospectively restated for effect of share reorganization and share split (see Note 13).